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                                                        Genworth Life & Annuity

                                                         6610 West Broad Street
                                                             Richmond, VA 23230

May 3, 2021

VIA EDGAR

The United States Securities and
  Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Genworth Life & Annuity VA Separate Account 2
    Genworth Life and Annuity Insurance Company
    File Nos. 333-133425; 811-21892

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") and Genworth Life and Annuity Insurance Company (the "Company"), we certify that the form of prospectus and the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of prospectus and the form of the Statement of Additional Information contained in Post-Effective Amendment No. 16 to the Registration Statement for the Company and the Separate Account, which was filed electronically on April 30, 2021, and became effective on April 30, 2021.

Please contact the undersigned at 804.289.3545 should you have any questions regarding this filing.

Sincerely,

/s/ Michael D. Pappas
Michael D. Pappas
Associate General Counsel